Acquisitions	6 Months Ended
Jun. 30, 2020
Acquisitions
Acquisitions

NOTE 2. Acquisitions

USBA and EBS

On August 1, 2018, a related party to Reliance Holdings, US Benefits Alliance, LLC (“USBA”) acquired certain properties and assets of the insurance businesses of Family Health Advisors, Inc. and Tri Star Benefits, LLC (the “USBA Transaction”). Also, on August 1, 2018, Employee Benefits, Solutions, LLC, (“EBS”), related party, acquired certain properties and assets of the insurance business of Employee Benefit Solutions, Inc.

Management considers USBA and EBS as a single business EBS is an agency while USBA is a Managing General Agent (“MGA”) requiring two separate legal entities to conduct business. For the six months ended June 30, 2020 USBA and EBS recorded income before depreciation amortization of $66,801.

CCS

On December 1, 2018, CCS, a wholly owned subsidiary of the Company acquired the business and certain assets of Commercial Insurance Agency, LLC. For the six months ended June 30, 2020 CCS had a loss before depreciation and amortization of $(20,187).

SWMT

On April 1, 2019, Southwestern Montana Insurance Center LLC (SWMT), a wholly owned Subsidiary of Reliance Holdings acquired the business and certain assets of Southwestern Montana Financial Center, Inc. The purchase agreement for Southwestern Montana Financial Center Inc included and earn-out payment. At June 30, 2020 the earn-out liability related to this acquisition was $522,533 and is included in earnout liability in long term liabilities in the accompanying financial statements. For the six months ended June 30, 2020 SWMT reported income before depreciation and amortization of $277,723.

FIS

On May 1, 2019 Fortman Insurance Services, LLC a subsidiary of Reliance Holdings, acquired the business and certain assets of Fortman Insurance Agency, LLC. The Purchase of Fortman Insurance Agency, LLC included an earn-out measured for the 12 months from May 1,2021 through April 30, 2022. At June 30, 2020 the earn-out liability related to this acquisition was $522,533 and is included in earnout liability in long term liabilities in the accompanying financial statements. For the six months ended June 30, 2020 FIS reported income before depreciation and amortization of $309,042.

ABC Acquisition

On September 1, 2019, the Company acquired Altruis Benefits Consulting, Inc. (ABC Acquisition). The ABC Acquisition included an earn out with three yearly payments Commencing on September1, 2019 and ending on August 31, 2022. At June 30, 2020, the earn out liability was 1,894,842.00 and is included in earnout liability in long term liabilities in the accompanying condensed consolidated balance sheet. For the six months ended June 30,2020, ABC reported income before depreciation and amortization of $193,327 .